Factors Affecting Operations - Additional Information (Detail) (USD $)							1 Months Ended				1 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 31, 2010	Oct. 14, 2010	Oct. 02, 2012 Subsequent Event Convertible Preferred Stock	Oct. 31, 2012 Subsequent Event Series A preferred stock and convertible accrued dividends	Oct. 02, 2012 Subsequent Event Series A preferred stock and convertible accrued dividends	Oct. 31, 2010 Working Capital Revolver	Oct. 14, 2010 Working Capital Revolver	May 31, 2011 Term Loan	Oct. 31, 2010 Term Loan	Dec. 31, 2011 Term Loan
Factors Affecting Operations [Line Items]
Accumulated deficit	$ (225,827,000)	$ (211,370,000)	$ (188,854,000)
Cash and cash equivalents	17,355,000	33,608,000
Credit Facility obtained				32,500,000	12,500,000				20,000,000	20,000,000
Term loan												12,500,000
Advance term loan received												6,250,000
Increase in term loan through Credit Facility amended											17,250,000
Remaining term loan available													11,000,000
Securities purchase agreement, sale						1,000,000
Warrants to purchase additional shares						300,000
Gross proceeds								40,000,000
Estimated stock issuance cost							$ 650,000